Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.2%)
*	Livent Corp.	123,765	3,464
	Balchem Corp.	24,389	3,434
	UFP Industries Inc.	40,044	3,278
	Cabot Corp.	42,458	3,126
*	Ingevity Corp.	29,212	2,286
	Sensient Technologies Corp.	30,319	2,265
	Innospec Inc.	16,079	1,783
	Avient Corp.	50,978	1,764
	Sylvamo Corp.	25,385	1,373
	Quaker Chemical Corp.	6,815	1,341
	Materion Corp.	14,689	1,183
	Compass Minerals International Inc.	26,140	1,159
	Kaiser Aluminum Corp.	12,081	1,092
	Mueller Industries Inc.	15,468	1,064
*	Novagold Resources Inc.	172,983	998
*	Uranium Energy Corp.	244,417	948
	Orion Engineered Carbons SA	46,106	866
	GrafTech International Ltd.	147,092	794
	Commercial Metals Co.	15,627	769
*	RBC Bearings Inc.	3,127	741
*,1	Energy Fuels Inc.	97,710	678
*	Constellium SE Class A	51,398	640
	Boise Cascade Co.	6,357	471
	American Vanguard Corp.	19,466	448
	Hawkins Inc.	9,024	375
*	LSB Industries Inc.	24,249	374
*	Century Aluminum Co.	39,389	355
	AdvanSix Inc.	7,124	293
*	5E Advanced Materials Inc.	25,526	286
*	Origin Materials Inc.	49,220	274
	Omega Flex Inc.	2,527	243
*	Piedmont Lithium Inc.	3,727	215
*	Ur-Energy Inc.	141,352	187
	Stepan Co.	1,585	177
*	Dakota Gold Corp.	38,662	131
*	US Silica Holdings Inc.	8,364	110
*,1	Hycroft Mining Holding Corp.	94,788	68
	Mativ Holdings Inc.	3,007	63
	Schnitzer Steel Industries Inc. Class A	1,733	60
*	Ivanhoe Electric Inc.	5,401	57
*	Northwest Pipe Co.	1,425	53
	Ryerson Holding Corp.	1,016	30

		Shares	Market Value ($000)
*,1	Amyris Inc.	16,572	29
			39,345
Consumer Discretionary (12.3%)
	Texas Roadhouse Inc. Class A	51,284	5,094
	Murphy USA Inc.	16,533	4,891
*	Crocs Inc.	46,369	4,683
	Wingstop Inc.	22,930	3,795
*	Fox Factory Holding Corp.	32,458	3,444
*	Visteon Corp.	21,282	3,124
*	Hilton Grand Vacations Inc.	67,310	2,963
*	Chegg Inc.	95,259	2,843
*	Skyline Champion Corp.	40,781	2,120
	Steven Madden Ltd.	60,081	2,075
*	elf Beauty Inc.	37,088	2,038
	Cracker Barrel Old Country Store Inc.	17,341	1,991
	LCI Industries	19,022	1,881
	Kontoor Brands Inc.	42,689	1,855
*	Gentherm Inc.	25,427	1,820
*	Dorman Products Inc.	20,192	1,810
*	Helen of Troy Ltd.	18,221	1,796
*	Sonos Inc.	97,709	1,713
*	Cavco Industries Inc.	6,823	1,567
*	Boot Barn Holdings Inc.	22,486	1,514
	Papa John's International Inc.	18,055	1,503
*	Shake Shack Inc. Class A	28,569	1,503
	John Wiley & Sons Inc. Class A	30,769	1,459
*,1	Luminar Technologies Inc. Class A	187,848	1,439
	Cheesecake Factory Inc.	37,529	1,315
	Inter Parfums Inc.	13,785	1,314
*	Dave & Buster's Entertainment Inc.	33,055	1,311
*	Duolingo Inc.	18,075	1,259
*	Coursera Inc.	88,123	1,228
*	XPEL Inc.	16,424	1,126
	Dillard's Inc. Class A	3,124	1,124
*	Stride Inc.	31,144	1,103
	Bloomin' Brands Inc.	48,932	1,102
*	Brinker International Inc.	29,759	995
	Rent-A-Center Inc.	40,487	975
*,1	Fisker Inc.	125,993	975
*	Sweetgreen Inc. Class A	66,737	956
*	Liberty Media Corp.- Liberty Braves Class C	29,034	946
	Buckle Inc.	21,339	938
*	iRobot Corp.	17,985	937
*	SeaWorld Entertainment Inc.	16,311	931
*	Asbury Automotive Group Inc.	4,904	920
	HNI Corp.	31,500	914
	Oxford Industries Inc.	8,032	907
*	Malibu Boats Inc. Class A	15,624	902
*	Cinemark Holdings Inc.	65,621	893
*	Sally Beauty Holdings Inc.	75,711	890
*	Monarch Casino & Resort Inc.	10,241	869
	PriceSmart Inc.	11,814	839
*	Revolve Group Inc.	31,475	832
[1]	Camping World Holdings Inc. Class A	29,414	810
	Red Rock Resorts Inc. Class A	17,540	790
*	Udemy Inc.	55,371	786
	Dine Brands Global Inc.	9,789	730
*	Golden Entertainment Inc.	15,262	676

		Shares	Market Value ($000)
	Wolverine World Wide Inc.	59,145	662
	Sturm Ruger & Co. Inc.	12,023	660
	Caleres Inc.	27,123	655
*	Figs Inc. Class A	82,902	649
	Arko Corp.	63,491	599
*	Everi Holdings Inc.	35,614	596
	Sinclair Broadcast Group Inc. Class A	30,528	567
	RCI Hospitality Holdings Inc.	6,104	556
	Guess? Inc.	26,417	548
*	Vizio Holding Corp. Class A	51,503	530
	Hibbett Inc.	7,756	517
*	Sun Country Airlines Holdings Inc.	25,327	512
	Franchise Group Inc.	19,474	507
*	OneSpaWorld Holdings Ltd.	50,395	502
	Designer Brands Inc. Class A	31,128	476
*	Allegiant Travel Co.	5,228	432
	Ruth's Hospitality Group Inc.	24,619	431
*	Central Garden & Pet Co. Class A	10,777	421
	International Game Technology plc	16,785	412
*	Chico's FAS Inc.	68,451	402
	Interface Inc. Class A	36,776	398
*	Denny's Corp.	31,392	394
*,1	Blink Charging Co.	28,085	390
*	Frontier Group Holdings Inc.	29,239	381
*	ACV Auctions Inc. Class A	42,859	379
*	Imax Corp.	22,328	377
*	Accel Entertainment Inc. Class A	43,784	374
	MDC Holdings Inc.	11,382	369
*	Portillo's Inc. Class A	17,910	362
*	Master Craft Boat Holdings Inc.	13,547	348
	KB Home	10,997	345
	Acushnet Holdings Corp.	7,278	331
*	Rover Group Inc. Class A	67,457	325
	Gray Television Inc.	27,627	323
*	Taylor Morrison Home Corp. Class A	10,277	312
*	Sabre Corp.	50,686	310
*	Lovesac Co.	10,877	283
*	Corsair Gaming Inc.	16,782	283
*	Arlo Technologies Inc.	68,660	262
*	Sonder Holdings Inc.	146,260	259
	Carriage Services Inc. Class A	10,068	253
	European Wax Center Inc. Class A	17,032	247
*	PowerSchool Holdings Inc. Class A	11,987	245
*	Liberty Media Corp.- Liberty Braves Class A	7,282	241
*	Funko Inc. Class A	24,294	231
*	Kura Sushi USA Inc. Class A	3,497	230
*	Children's Place Inc.	6,407	227
	Krispy Kreme Inc.	14,320	221
*	CarParts.com Inc.	39,337	213
*	Sleep Number Corp.	7,182	210
*	Hovnanian Enterprises Inc. Class A	3,946	189
	Build-A-Bear Workshop Inc.	7,897	188
*	Universal Technical Institute Inc.	25,843	187
	Entravision Communications Corp. Class A	32,705	182
	Global Industrial Co.	7,412	182
*	Noodles & Co. Class A	31,108	171
*,1	Vuzix Corp.	40,046	167
*	Rush Street Interactive Inc.	45,428	160

		Shares	Market Value ($000)
	Jack in the Box Inc.	2,201	159
*	Meritage Homes Corp.	1,834	159
*	Destination XL Group Inc.	23,744	158
*	Dream Finders Homes Inc. Class A	15,734	155
	Clarus Corp.	18,465	154
*	Liquidity Services Inc.	9,189	153
*	Bed Bath & Beyond Inc.	43,080	147
*,1	Focus Universal Inc.	13,310	146
*	National Vision Holdings Inc.	3,594	145
*,1	Canoo Inc.	106,194	142
*	Inspired Entertainment Inc.	11,347	139
*	Neogames SA	9,798	135
*	Green Brick Partners Inc.	5,500	133
*	M/I Homes Inc.	2,884	130
*	Century Casinos Inc.	16,754	125
*	Playstudios Inc.	29,497	123
*	Central Garden & Pet Co.	2,848	117
*	PROG Holdings Inc.	5,956	117
*	Tri Pointe Homes Inc.	6,207	114
*	ONE Group Hospitality Inc.	17,061	112
*	Holley Inc.	40,333	111
*	Latham Group Inc.	31,876	110
*	Integral Ad Science Holding Corp.	10,560	105
*	LGI Homes Inc.	1,021	101
*	Stitch Fix Inc. Class A	24,866	101
*	Cars.com Inc.	6,734	100
*	Xponential Fitness Inc. Class A	4,199	93
*	Thryv Holdings Inc.	4,801	92
*,1	Reservoir Media Inc.	14,526	92
	Ermenegildo Zegna NV	8,128	89
*	Turtle Beach Corp.	9,022	86
*	Nerdy Inc.	40,698	86
*	F45 Training Holdings Inc.	28,629	77
	Century Communities Inc.	1,569	76
*	Stoneridge Inc.	3,092	73
	Marine Products Corp.	6,057	71
*	Ondas Holdings Inc.	26,174	68
*	Gambling.com Group Ltd.	6,219	64
*	Allbirds Inc. Class A	18,791	54
*	Full House Resorts Inc.	6,461	49
*	Instructure Holdings Inc.	1,905	48
*	Lulu's Fashion Lounge Holdings Inc.	12,474	48
*,1	Mullen Automotive Inc.	247,604	48
*,1	Rent the Runway Inc. Class A	35,490	47
*	American Axle & Manufacturing Holdings Inc.	4,418	46
*	Stagwell Inc.	5,586	42
*	MarineMax Inc.	1,246	41
*	Duluth Holdings Inc. Class B	4,528	40
*	First Watch Restaurant Group Inc.	2,438	38
	Alta Equipment Group Inc.	3,085	37
*	QuinStreet Inc.	2,532	36
*	Boston Omaha Corp. Class A	1,017	29
	Smith & Wesson Brands Inc.	2,336	28
	Bluegreen Vacations Holding Class A	1,187	26
*	Torrid Holdings Inc.	6,471	26
*	OneWater Marine Inc. Class A	722	24
*	Quotient Technology Inc.	7,855	23
*	Party City Holdco Inc.	28,286	20

		Shares	Market Value ($000)
*	Lindblad Expeditions Holdings Inc.	1,885	17
*	RealReal Inc.	10,419	16
*	Purple Innovation Inc. Class A	2,742	14
*,1	Faraday Future Intelligent Electric Inc.	39,353	13
*	Owlet Inc.	12,996	11
*	Citi Trends Inc.	343	10
*	ThredUP Inc. Class A	7,555	9
	Rocky Brands Inc.	210	6
*	Aterian Inc.	3,816	4
*	aka Brands Holding Corp.	40	—
			115,605
Consumer Staples (4.0%)
*	Celsius Holdings Inc.	42,438	4,725
*	Sprouts Farmers Market Inc.	82,253	2,824
*	Simply Good Foods Co.	68,948	2,751
	Lancaster Colony Corp.	12,552	2,600
*	BellRing Brands Inc.	100,763	2,510
	J & J Snack Foods Corp.	11,639	1,909
	Coca-Cola Consolidated Inc.	3,595	1,768
	WD-40 Co.	10,483	1,756
	Energizer Holdings Inc.	50,826	1,733
	Cal-Maine Foods Inc.	26,758	1,559
	MGP Ingredients Inc.	10,771	1,347
	Medifast Inc.	8,302	1,046
	National Beverage Corp.	18,118	934
*	Herbalife Nutrition Ltd.	49,523	868
	Utz Brands Inc.	43,815	835
*	Beauty Health Co.	67,790	729
*	Chefs' Warehouse Inc.	18,504	719
*,1	Beyond Meat Inc.	46,940	685
	Nu Skin Enterprises Inc. Class A	15,628	652
*	SunOpta Inc.	69,283	648
*	USANA Health Sciences Inc.	8,539	470
	Calavo Growers Inc.	13,371	467
	Tootsie Roll Industries Inc.	10,282	462
*	Duckhorn Portfolio Inc.	28,246	454
	John B Sanfilippo & Son Inc.	4,123	349
*	Vital Farms Inc.	22,674	323
*	Sovos Brands Inc.	20,146	290
*,1	Veru Inc.	49,308	280
	PetMed Express Inc.	12,833	254
	Turning Point Brands Inc.	11,344	250
*	Vita Coco Co. Inc.	20,922	248
*	Benson Hill Inc.	64,699	201
	Vector Group Ltd.	15,646	174
*	United Natural Foods Inc.	3,130	149
*	22nd Century Group Inc.	123,248	145
*	BRC Inc. Class A	20,011	122
*	Rite Aid Corp.	19,114	97
*,1	Local Bounti Corp.	32,255	68
	Natural Grocers by Vitamin Cottage Inc.	6,624	67
*	Mission Produce Inc.	3,374	54
*,1	Tattooed Chef Inc.	34,560	52
*	Vintage Wine Estates Inc.	3,019	10
			37,584
Energy (9.0%)
	Matador Resources Co.	86,075	5,712

		Shares	Market Value ($000)
	ChampionX Corp.	156,373	4,823
	SM Energy Co.	92,750	3,998
*	Denbury Inc.	38,370	3,444
	Magnolia Oil & Gas Corp. Class A	127,400	3,323
*	Valaris Ltd.	46,577	3,075
	Chord Energy Corp.	18,904	2,883
*	Shoals Technologies Group Inc. Class A	85,734	2,484
	Cactus Inc. Class A	44,925	2,443
*	Array Technologies Inc.	115,437	2,417
*	Weatherford International plc	54,098	2,348
	Murphy Oil Corp.	49,211	2,323
*	Kosmos Energy Ltd.	345,992	2,301
	Alpha Metallurgical Resources Inc.	12,658	2,167
	Patterson-UTI Energy Inc.	111,388	1,999
	CONSOL Energy Inc.	24,763	1,918
	Arch Resources Inc.	11,658	1,804
*	Liberty Energy Inc. Class A	108,781	1,798
	Delek US Holdings Inc.	53,981	1,672
*	Ameresco Inc. Class A	24,447	1,602
	Northern Oil and Gas Inc.	43,506	1,583
*	SunPower Corp.	62,323	1,511
	Brigham Minerals Inc. Class A	39,966	1,416
*	NexTier Oilfield Solutions Inc.	133,741	1,363
*	Stem Inc.	103,870	1,358
*	Callon Petroleum Co.	31,430	1,318
	Comstock Resources Inc.	70,253	1,289
*	Oceaneering International Inc.	69,625	1,058
*	Tellurian Inc.	388,482	1,045
*	Talos Energy Inc.	50,359	990
*	Nabors Industries Ltd. (XNYS)	6,136	971
*	Par Pacific Holdings Inc.	37,270	873
	CVR Energy Inc.	22,523	830
*	Laredo Petroleum Inc.	12,956	827
*	FuelCell Energy Inc.	219,082	758
*	MRC Global Inc.	63,326	745
*	Gulfport Energy Corp.	8,593	697
	PBF Energy Inc. Class A	16,717	665
	Ranger Oil Corp. Class A	15,175	661
	Equitrans Midstream Corp.	74,248	623
*	Montauk Renewables Inc.	49,058	592
*	Earthstone Energy Inc. Class A	34,205	542
	RPC Inc.	57,076	529
*	SandRidge Energy Inc.	24,223	494
*	Fluence Energy Inc.	27,425	471
	VAALCO Energy Inc.	80,874	419
*	W&T Offshore Inc.	59,471	409
*	Noble Corp. plc	10,186	378
*	TETRA Technologies Inc.	95,034	362
	Crescent Energy Inc. Class A	24,806	349
*	TPI Composites Inc.	27,561	333
*	Borr Drilling Ltd.	69,369	324
*	SilverBow Resources Inc.	8,884	310
[1]	Sitio Royalties Corp.	9,069	286
	Solaris Oilfield Infrastructure Inc. Class A	24,389	268
	Permian resources Corp. Class A	20,613	209
	Ramaco Resources Inc.	16,858	193
*	Energy Vault Holdings Inc.	48,768	182
*	ESS Tech Inc.	54,591	176

		Shares	Market Value ($000)
*	Amplify Energy Corp.	21,026	174
	Riley Exploration Permian Inc.	5,014	163
	Warrior Met Coal Inc.	4,146	153
*	Solid Power Inc.	38,935	143
*	CNX Resources Corp.	7,867	137
*	ProFrac Holding Corp. Class A	5,627	133
[1]	HighPeak Energy Inc.	5,057	121
*	NextDecade Corp.	20,831	113
*	Golar LNG Ltd.	4,245	106
*	Empire Petroleum Corp.	7,580	104
	Berry Corp.	10,790	97
*	Heliogen Inc.	68,087	78
*,1	Ring Energy Inc.	26,468	71
*	FTC Solar Inc.	32,314	68
*	DMC Global Inc.	3,497	64
	Kinetik Holdings Inc. Class A	1,232	42
*,1	EVgo Inc.	5,806	37
*	Battalion Oil Corp.	1,900	21
			83,766
Financials (5.9%)
	Kinsale Capital Group Inc.	16,556	5,103
	RLI Corp.	29,857	3,883
	Houlihan Lokey Inc. Class A	38,267	3,764
	First Financial Bankshares Inc.	99,317	3,670
	ServisFirst Bancshares Inc.	38,378	2,910
	Federated Hermes Inc.	65,239	2,476
	Hamilton Lane Inc. Class A	26,880	1,986
*	Focus Financial Partners Inc. Class A	44,638	1,703
*	Trupanion Inc.	30,009	1,569
	Walker & Dunlop Inc.	16,275	1,453
	PJT Partners Inc. Class A	18,080	1,392
*	BRP Group Inc. Class A	45,893	1,379
	FirstCash Holdings Inc.	14,690	1,379
	Stock Yards Bancorp Inc.	18,532	1,372
	Lakeland Financial Corp.	17,179	1,356
	Cohen & Steers Inc.	19,339	1,281
	StepStone Group Inc. Class A	40,656	1,219
*	Palomar Holdings Inc.	18,629	1,169
	Moelis & Co. Class A	24,558	1,061
	Artisan Partners Asset Management Inc. Class A	30,010	1,041
	BancFirst Corp.	9,016	919
*	Blucora Inc.	36,570	916
*	Bancorp Inc.	24,897	746
	B Riley Financial Inc.	15,716	690
	Live Oak Bancshares Inc.	19,668	656
	Glacier Bancorp Inc.	10,959	634
	WisdomTree Inc.	104,758	583
*	Open Lending Corp. Class A	80,023	566
*	Silvergate Capital Corp. Class A	18,909	519
*	Goosehead Insurance Inc. Class A	12,768	518
	Eastern Bankshares Inc.	24,515	481
	Brightsphere Investment Group Inc.	22,685	462
*	Triumph Bancorp Inc.	6,757	404
	Diamond Hill Investment Group Inc.	2,262	402
*	Coastal Financial Corp.	7,925	396
	Brookfield Business Corp. Class A	17,520	389
	Westamerica BanCorp	4,981	308
	Perella Weinberg Partners Class A	28,522	273

		Shares	Market Value ($000)
	Pathward Financial Inc.	5,983	260
	Cadence Bank	8,506	245
	GCM Grosvenor Inc. Class A	27,201	239
	Esquire Financial Holdings Inc.	4,604	206
	Greene County Bancorp Inc.	2,671	204
	PennyMac Mortgage Investment Trust	13,229	202
*	Columbia Financial Inc.	8,835	195
	Veritex Holdings Inc.	5,860	191
*	LendingTree Inc.	7,873	189
	HCI Group Inc.	4,856	182
*	Axos Financial Inc.	4,312	173
	First BanCorp (XNYS)	10,362	159
*	World Acceptance Corp.	2,134	151
	Silvercrest Asset Management Group Inc. Class A	7,189	136
*	StoneX Group Inc.	1,199	122
	Virtus Investment Partners Inc.	582	113
	Victory Capital Holdings Inc. Class A	3,659	106
	CBL & Associates Properties Inc.	3,278	100
*	NMI Holdings Inc. Class A	4,580	99
*	Nicolet Bankshares Inc.	1,108	92
	Sculptor Capital Management Inc. Class A	9,075	91
	Five Star Bancorp	3,284	89
	Farmers & Merchants Bancorp Inc.	3,031	87
	Bank of NT Butterfield & Son Ltd.	2,407	84
	Metrocity Bankshares Inc.	3,228	73
	National Bank Holdings Corp. Class A	1,500	70
*	Bridgewater Bancshares Inc.	3,121	60
*	LendingClub Corp.	5,005	52
	West BanCorp. Inc.	2,133	51
	HomeTrust Bancshares Inc.	1,934	49
	Curo Group Holdings Corp.	12,567	45
	Universal Insurance Holdings Inc.	3,373	37
	Value Line Inc.	662	37
*	Metropolitan Bank Holding Corp.	551	35
*	SiriusPoint Ltd.	5,382	35
	Investors Title Co.	143	22
*	Professional Holding Corp. Class A	723	22
*	eHealth Inc.	4,975	18
	Hingham Institution for Savings	59	17
	BayCom Corp.	709	13
	First Guaranty Bancshares Inc.	427	11
*	Third Coast Bancshares Inc.	586	11
*	FVCBankcorp Inc.	452	9
*	Velocity Financial LLC	754	8
*	MarketWise Inc.	2,739	5
*	Doma Holdings Inc.	9,618	4
			55,427
Health Care (21.4%)
*	Shockwave Medical Inc.	27,205	6,899
*	Halozyme Therapeutics Inc.	103,658	5,935
*	Karuna Therapeutics Inc.	22,811	5,368
*	Inspire Medical Systems Inc.	21,575	5,212
*	Medpace Holdings Inc.	19,396	4,071
*	HealthEquity Inc.	63,486	4,030
	Ensign Group Inc.	41,191	3,913
*	Intra-Cellular Therapies Inc.	69,972	3,794
*	LHC Group Inc.	22,797	3,725
*	Option Care Health Inc.	119,617	3,602

		Shares	Market Value ($000)
*	Apellis Pharmaceuticals Inc.	71,604	3,575
*	Haemonetics Corp.	38,866	3,316
*	Lantheus Holdings Inc.	52,284	3,246
*	Alkermes plc	124,526	3,086
*	Merit Medical Systems Inc.	36,695	2,642
*	Axonics Inc.	37,488	2,567
*	Amicus Therapeutics Inc.	211,484	2,559
*	Arrowhead Pharmaceuticals Inc.	79,070	2,546
*	iRhythm Technologies Inc.	22,785	2,485
*	Inari Medical Inc.	33,678	2,478
*	Denali Therapeutics Inc.	75,607	2,413
*	Cytokinetics Inc.	56,731	2,411
*	Vaxcyte Inc.	51,678	2,380
*	Beam Therapeutics Inc.	48,785	2,253
*	Blueprint Medicines Corp.	45,921	2,195
*	IVERIC bio Inc.	90,960	2,148
*	Progyny Inc.	57,403	2,103
*	STAAR Surgical Co.	36,647	2,093
*	Intellia Therapeutics Inc.	37,991	1,955
	CONMED Corp.	22,337	1,851
*	Evolent Health Inc. Class A	62,883	1,810
*	LivaNova plc	31,407	1,739
*	Omnicell Inc.	33,534	1,731
*	Prothena Corp. plc	27,237	1,703
*	Insmed Inc.	91,806	1,697
*	PTC Therapeutics Inc.	40,771	1,692
	Select Medical Holdings Corp.	67,695	1,664
*	Pacira BioSciences Inc.	34,467	1,663
*,1	Corcept Therapeutics Inc.	65,273	1,650
*,1	Axsome Therapeutics Inc.	22,813	1,649
*	Glaukos Corp.	35,060	1,633
*	NuVasive Inc.	40,120	1,558
*	Arvinas Inc.	37,371	1,534
	Patterson Cos. Inc.	52,656	1,498
*	TransMedics Group Inc.	23,388	1,447
*	ACADIA Pharmaceuticals Inc.	92,393	1,439
*	Silk Road Medical Inc.	26,309	1,401
*	Fate Therapeutics Inc.	63,307	1,318
*	BioCryst Pharmaceuticals Inc.	97,408	1,301
	Embecta Corp.	38,559	1,269
*	Ironwood Pharmaceuticals Inc. Class A	103,955	1,259
*	Neogen Corp.	75,713	1,254
*	Nevro Corp.	26,579	1,242
*	Catalyst Pharmaceuticals Inc.	73,422	1,231
*	Harmony Biosciences Holdings Inc.	20,111	1,202
*	Cerevel Therapeutics Holdings Inc.	41,366	1,198
*	Revance Therapeutics Inc.	55,078	1,196
*	Cytek Biosciences Inc.	87,557	1,129
*	Dynavax Technologies Corp.	90,066	1,118
*	Warby Parker Inc. Class A	63,765	1,086
*	Meridian Bioscience Inc.	32,948	1,054
*	AtriCure Inc.	22,903	1,043
*	R1 RCM Inc.	114,362	1,035
*	CorVel Corp.	6,755	1,033
*,1	Cassava Sciences Inc.	29,042	1,012
*	Prometheus Biosciences Inc.	23,295	958
*	Surgery Partners Inc.	33,815	957
*	TG Therapeutics Inc.	101,536	896

		Shares	Market Value ($000)
*	AbCellera Biologics Inc.	67,637	870
*	Amphastar Pharmaceuticals Inc.	29,142	859
*	Alignment Healthcare Inc.	64,373	856
*	FibroGen Inc.	59,272	852
*	Travere Thrapeutics Inc.	42,106	848
	US Physical Therapy Inc.	9,791	846
*	Apollo Medical Holdings Inc.	29,642	844
*	PROCEPT BioRobotics Corp.	19,676	844
*	Vericel Corp.	36,032	823
*	Twist Bioscience Corp.	29,715	813
*	Privia Health Group Inc.	33,958	813
*	Outset Medical Inc.	36,623	772
*	RadNet Inc.	38,349	758
*	Zentalis Pharmaceuticals Inc.	34,281	758
*	Aclaris Therapeutics Inc.	49,434	752
*	Avid Bioservices Inc.	46,626	730
*	Paragon 28 Inc.	35,000	718
	LeMaitre Vascular Inc.	14,937	700
*	Reata Pharmaceuticals Inc. Class A	17,572	696
*	Madrigal Pharmaceuticals Inc.	9,703	680
*	Inhibrx Inc.	22,171	665
*	Keros Therapeutics Inc.	13,016	649
*	Innoviva Inc.	48,350	635
	Atrion Corp.	1,047	633
*	UFP Technologies Inc.	5,203	625
*	Cutera Inc.	12,664	603
*	Treace Medical Concepts Inc.	25,439	589
*	Agenus Inc.	216,175	584
*	Collegium Pharmaceutical Inc.	25,932	567
*	Arcutis Biotherapeutics Inc.	31,030	535
*	Aurinia Pharmaceuticals Inc.	102,478	526
*	Cerus Corp.	131,108	524
*	CareDx Inc.	39,482	511
*	Alphatec Holdings Inc.	49,616	509
*	Addus HomeCare Corp.	4,595	507
*	OrthoPediatrics Corp.	11,372	500
*	Ventyx Biosciences Inc.	17,010	493
*	Phreesia Inc.	17,666	491
*	Hims & Hers Health Inc.	78,193	484
*	ViewRay Inc.	100,267	483
*	Anavex Life Sciences Corp.	53,780	474
*	Heska Corp.	7,331	472
*	Theravance Biopharma Inc.	43,477	468
*	Morphic Holding Inc.	16,849	464
*	Bridgebio Pharma Inc.	49,381	463
*	DocGo Inc.	61,164	450
*	Geron Corp. (XNGS)	190,467	442
*	NextGen Healthcare Inc.	20,726	431
*	Imago Biosciences Inc.	11,955	427
*	ImmunoGen Inc.	81,153	421
*	Krystal Biotech Inc.	5,373	418
	National Research Corp.	10,772	417
*	Gossamer Bio Inc.	47,829	409
*	Alector Inc.	47,034	399
*	Clover Health Investments Corp. Class A	295,025	386
*	Coherus Biosciences Inc.	56,187	385
*	Senseonics Holdings Inc.	347,253	385
	Healthcare Services Group Inc.	27,417	382

		Shares	Market Value ($000)
*	Kiniksa Pharmaceuticals Ltd. Class A	22,612	381
*	Surmodics Inc.	10,472	378
*	Viridian Therapeutics Inc.	14,678	371
*	Point Biopharma Global Inc.	52,840	360
*	Agiliti Inc.	21,168	349
*	Seres Therapeutics Inc.	53,598	348
*	Provention Bio Inc.	38,108	344
*	Esperion Therapeutics Inc.	51,197	343
*	Axogen Inc.	30,983	339
	SIGA Technologies Inc.	35,516	326
*	Artivion Inc.	25,301	324
*	SI-BONE Inc.	25,942	319
*	Karyopharm Therapeutics Inc.	57,408	304
*	Arcturus Therapeutics Holdings Inc.	16,374	302
*	Eagle Pharmaceuticals Inc.	8,016	291
*	OptimizeRx Corp.	13,702	289
*	Albireo Pharma Inc.	13,004	287
*	Intercept Pharmaceuticals Inc.	18,808	280
*	Celldex Therapeutics Inc.	7,368	273
*	Codexis Inc.	48,855	267
*,1	ImmunityBio Inc.	47,872	264
*	23andMe Holding Co. Class A	86,494	264
*	Mirum Pharmaceuticals Inc.	13,931	260
*	Ocugen Inc.	161,810	252
*	Rapt Therapeutics Inc.	13,693	242
*	Cardiovascular Systems Inc.	16,941	237
*	Cano Health Inc.	123,275	234
*	Biohaven Ltd.	14,783	234
*	ModivCare Inc.	3,020	233
*	Syndax Pharmaceuticals Inc.	9,531	228
	Zynex Inc.	16,584	228
*	NanoString Technologies Inc.	31,858	223
*	Affimed NV	104,058	223
	Utah Medical Products Inc.	2,492	222
*	ADMA Biologics Inc.	63,095	211
*	Heron Therapeutics Inc.	77,481	210
*	Pennant Group Inc.	19,526	202
*	Amneal Pharmaceuticals Inc.	76,958	197
*	Aura Biosciences Inc.	13,785	197
*	Amylyx Pharmaceuticals Inc.	5,143	197
*	Evolus Inc.	26,586	192
*	PetIQ Inc. Class A	16,201	192
*	RxSight Inc.	14,982	191
*	REVOLUTION Medicines Inc.	8,031	189
	Phibro Animal Health Corp. Class A	14,934	184
*	Ocular Therapeutix Inc.	59,466	177
*	Phathom Pharmaceuticals Inc.	17,427	174
*	Vera Therapeutics Inc. Class A	9,712	162
*	Joint Corp.	10,651	159
	iRadimed Corp.	5,328	157
*	Pulmonx Corp.	26,095	157
*	Deciphera Pharmaceuticals Inc.	9,772	155
*	Akoya Biosciences Inc.	11,832	154
*	Xeris Biopharma Holdings Inc.	100,336	151
*	Organogenesis Holdings Inc. Class A	54,546	149
*	Aadi Bioscience Inc.	11,053	148
*,1	Vicarious Surgical Inc.	41,382	145
	Owens & Minor Inc.	6,677	138

		Shares	Market Value ($000)
*	IGM Biosciences Inc.	6,287	138
*	Eiger BioPharmaceuticals Inc.	28,548	130
*	SpringWorks Therapeutics Inc.	5,240	127
*	Y-mAbs Therapeutics Inc.	27,997	125
*	Verve Therapeutics Inc.	5,195	121
*	Precigen Inc.	65,767	120
*	Liquidia Corp.	23,275	117
*	Arbutus Biopharma Corp.	45,856	108
*	Ligand Pharmaceuticals Inc.	1,422	104
*	NGM Biopharmaceuticals Inc.	18,359	102
*	Foghorn Therapeutics Inc.	15,128	102
*	Crinetics Pharmaceuticals Inc.	5,376	96
*	MannKind Corp.	20,349	95
*	Outlook Therapeutics Inc.	89,414	93
*	CTI BioPharma Corp.	15,087	91
*	Chimerix Inc.	41,227	89
*	Recursion Pharmaceuticals Inc. Class A	9,507	89
*	Rigel Pharmaceuticals Inc.	131,630	88
*	Relay Therapeutics Inc.	4,655	86
*	Celularity Inc.	50,554	86
*	GreenLight Biosciences Holdings PBC	54,290	80
*	Relmada Therapeutics Inc.	15,069	70
*	Enanta Pharmaceuticals Inc.	1,579	69
*	Akero Therapeutics Inc.	1,450	67
*,1	Rallybio Corp.	9,586	55
*	Sorrento Therapeutics Inc.	41,726	54
*	P3 Health Partners Inc.	11,320	54
*	Lexicon Pharmaceuticals Inc.	24,222	52
*	Thorne HealthTech Inc.	9,886	47
*	Quanterix Corp.	3,340	44
*	Babylon Holdings Ltd. Classs A	77,990	44
*	Tactile Systems Technology Inc.	4,968	43
*	Pear Therapeutics Inc.	22,029	41
*	BioLife Solutions Inc.	1,881	40
*	908 Devices Inc.	3,683	39
*,1	Humacyte Inc.	12,635	39
*	SomaLogic Inc.	13,583	38
*	Oncology Institute Inc.	26,060	37
*	HilleVax Inc.	1,830	37
*,1	Nano-X Imaging Ltd.	3,442	37
*	Adaptive Biotechnologies Corp.	4,059	36
*	Sangamo Therapeutics Inc.	9,634	35
	AirSculpt Technologies Inc.	9,444	34
*	Alpine Immune Sciences Inc.	5,041	32
*	HealthStream Inc.	1,158	29
*	EyePoint Pharmaceuticals Inc.	9,065	29
*	Atara Biotherapeutics Inc.	6,180	28
*	PepGen Inc.	1,813	27
*	Science 37 Holdings Inc.	42,606	25
*	OmniAb Inc.	6,972	25
*	Inogen Inc.	971	22
*	Vaxart Inc.	18,654	22
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	LifeStance Health Group Inc.	3,551	18
*	Sight Sciences Inc.	1,530	17
*	VistaGen Therapeutics Inc.	111,794	15
*	Third Harmonic Bio Inc.	779	15
*	Innovage Holding Corp.	1,652	11

		Shares	Market Value ($000)
*	MeiraGTx Holdings plc	1,661	10
*	Tenon Medical Inc.	3,474	7
*	An2 Therapeutics Inc.	562	6
*	Praxis Precision Medicines Inc.	2,450	5
	Prime Medicine Inc.	264	5
*,1	Tricida Inc.	2,356	1
*,1,2	Synergy Pharmaceuticals Inc.	124,654	—
*,2	Progenics Pharmaceuticals Inc. CVR	71,640	—
*,2	Prevail Therapeutics Inc. CVR	58	—
*	Gelesis Holdings Inc.	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			200,361
Industrials (19.8%)
	EMCOR Group Inc.	37,361	5,787
*	Saia Inc.	20,294	4,943
*	ExlService Holdings Inc.	24,768	4,637
*	AMN Healthcare Services Inc.	33,111	4,096
	Exponent Inc.	38,884	4,021
*	Chart Industries Inc.	28,116	4,020
	Applied Industrial Technologies Inc.	29,295	3,881
*	Atkore Inc.	31,510	3,849
	Comfort Systems USA Inc.	27,121	3,438
*	ASGN Inc.	37,472	3,395
*	Fluor Corp.	99,463	3,343
	Watts Water Technologies Inc. Class A	20,900	3,312
	Insperity Inc.	27,717	3,286
	Simpson Manufacturing Co. Inc.	33,114	3,081
	Maximus Inc.	43,649	3,069
	Franklin Electric Co. Inc.	35,188	2,931
*	ATI Inc.	95,098	2,901
*	Bloom Energy Corp. Class A	134,761	2,869
	HB Fuller Co.	35,006	2,811
	AAON Inc.	33,536	2,658
	Badger Meter Inc.	22,359	2,590
	Herc Holdings Inc.	19,629	2,516
*	Aerojet Rocketdyne Holdings Inc.	45,649	2,374
	Korn Ferry	41,477	2,365
	Forward Air Corp.	20,564	2,311
	Zurn Elkay Water Solutions Corp.	94,974	2,299
*	Marqeta Inc. Class A	332,911	2,227
	John Bean Technologies Corp.	24,230	2,226
	Federal Signal Corp.	45,702	2,221
	Brink's Co.	35,467	2,119
*	TriNet Group Inc.	28,595	2,072
*	Dycom Industries Inc.	22,096	2,014
*	CBIZ Inc.	37,007	1,837
*	ACI Worldwide Inc.	87,599	1,831
	McGrath RentCorp.	18,543	1,819
*	AeroVironment Inc.	18,917	1,740
*	Verra Mobility Corp. Class A	109,507	1,736
	Kadant Inc.	8,844	1,707
*	GMS Inc.	33,215	1,631
	EVERTEC Inc.	47,870	1,617
*	Beacon Roofing Supply Inc.	27,562	1,609
*	O-I Glass Inc.	96,728	1,587
	Installed Building Products Inc.	18,278	1,552
*	NV5 Global Inc.	10,359	1,497

		Shares	Market Value ($000)
	Lindsay Corp.	8,440	1,490
	Belden Inc.	17,535	1,411
	Veritiv Corp.	10,384	1,397
	Mueller Water Products Inc. Class A	118,919	1,387
	CSW Industrials Inc.	11,219	1,357
	Hillenbrand Inc.	26,441	1,322
	Helios Technologies Inc.	24,798	1,308
	Brady Corp. Class A	27,114	1,299
*	StoneCo. Ltd. Class A	109,958	1,284
*	Masonite International Corp.	16,959	1,277
*	Evo Payments Inc. Class A	36,187	1,220
*	MYR Group Inc.	12,499	1,194
	Terex Corp.	25,046	1,150
	Enerpac Tool Group Corp. Class A	44,843	1,123
*	Enovix Corp.	82,839	1,081
	ICF International Inc.	9,946	1,078
	H&E Equipment Services Inc.	24,562	1,030
*	ZipRecruiter Inc. Class A	60,856	1,008
	Alamo Group Inc.	6,525	982
*	Energy Recovery Inc.	41,997	974
*	Montrose Environmental Group Inc.	20,991	969
*	Flywire Corp.	42,645	925
	Kforce Inc.	15,528	917
*	Vicor Corp.	16,786	906
*	Payoneer Global Inc.	164,868	890
*	Construction Partners Inc. Class A	30,641	876
*	PGT Innovations Inc.	44,043	872
*	AvidXchange Holdings Inc.	100,995	871
	Otter Tail Corp.	13,945	832
	Apogee Enterprises Inc.	17,051	823
	Wabash National Corp.	32,515	815
*	Remitly Global Inc.	74,996	784
*	Huron Consulting Group Inc.	9,429	734
*	BTRS Holdings Inc. Class A	76,513	725
*,1	Joby Aviation Inc.	174,251	718
	Marten Transport Ltd.	33,368	711
*	Rocket Lab USA Inc.	166,400	697
	TTEC Holdings Inc.	14,321	687
*	Janus International Group Inc.	62,263	682
	Douglas Dynamics Inc.	17,106	666
	Mesa Laboratories Inc.	3,887	658
*	LegalZoom.Com Inc.	74,271	657
	CRA International Inc.	5,309	654
	Myers Industries Inc.	27,575	644
	Shyft Group Inc.	26,243	644
	Griffon Corp.	18,003	636
*	Paya Holdings Inc.	66,862	622
*	Sterling Infrastructure Inc.	18,819	616
*	SP Plus Corp.	17,633	615
*,1	Nikola Corp.	229,859	602
*	Napco Security Technologies Inc.	22,383	590
*	Titan International Inc.	38,827	556
*	International Money Express Inc.	24,725	537
*	CryoPort Inc.	27,089	535
	Pitney Bowes Inc.	132,481	506
	ArcBest Corp.	6,035	500
*	Franklin Covey Co.	9,364	487
*	Air Transport Services Group Inc.	17,056	478

		Shares	Market Value ($000)
	Barrett Business Services Inc.	4,832	475
	Albany International Corp. Class A	4,659	472
*,1	PureCycle Technologies Inc.	64,749	449
*	I3 Verticals Inc. Class A	16,865	443
*	Transcat Inc.	5,400	432
*	Proterra Inc.	77,419	429
	Insteel Industries Inc.	14,353	423
*	Virgin Galactic Holdings Inc.	83,074	423
*	Cimpress plc	13,507	400
	Tennant Co.	6,238	396
	Cadre Holdings Inc.	14,592	379
*	Hudson Technologies Inc.	33,284	376
	Allied Motion Technologies Inc.	9,428	334
*	Target Hospitality Corp.	22,068	319
	Moog Inc. Class A	3,656	318
*	Diversey Holdings Ltd.	59,947	308
*	Forrester Research Inc.	8,686	306
*	Aspen Aerogels Inc.	24,029	290
	Trinity Industries Inc.	9,330	286
	EnerSys	3,703	280
	Werner Enterprises Inc.	5,918	260
*,1	Workhorse Group Inc.	108,146	249
*	Sterling Check Corp.	16,750	244
*	JELD-WEN Holding Inc.	23,194	240
*	ShotSpotter Inc.	6,954	233
*	Babcock & Wilcox Enterprises Inc.	47,421	216
*	Hireright Holdings Corp.	15,928	202
	Greif Inc. Class A	2,686	189
*	Daseke Inc.	32,111	187
	ESCO Technologies Inc.	1,818	171
*	Vivint Smart Home Inc.	18,211	169
	GATX Corp.	1,493	168
*	Microvast Holdings Inc.	74,955	164
	United States Lime & Minerals Inc.	1,176	163
	Universal Logistics Holdings Inc.	4,274	162
*	Blue Bird Corp.	13,040	154
	Kronos Worldwide Inc.	16,715	154
*	DHI Group Inc.	26,986	152
*	IES Holdings Inc.	4,474	151
*	Itron Inc.	2,744	146
	Textainer Group Holdings Ltd.	4,663	142
*	PAM Transportation Services Inc.	4,993	140
	Chase Corp.	1,467	139
*	Cross Country Healthcare Inc.	3,620	130
*	CS Disco Inc.	16,577	130
*	OSI Systems Inc.	1,359	120
	Luxfer Holdings plc	8,016	118
*	IBEX Holdings Ltd.	4,552	117
*	Distribution Solutions Group Inc.	3,285	116
*	CIRCOR International Inc.	3,876	107
*	Hyzon Motors Inc.	65,190	106
*	Cerberus Cyber Sentinel Corp.	34,274	105
*	Sarcos Technology and Robotics Corp.	82,046	96
*	Cantaloupe Inc.	26,204	95
	Patrick Industries Inc.	1,684	94
*	Proto Labs Inc.	3,435	91
*	Custom Truck One Source Inc.	13,183	90
*	Great Lakes Dredge & Dock Corp.	11,877	87

		Shares	Market Value ($000)
*	Priority Technology Holdings Inc.	14,529	87
*	Velo3D Inc.	43,042	87
	Gorman-Rupp Co.	3,078	85
*	Green Dot Corp. Class A	3,755	77
	Cass Information Systems Inc.	1,582	69
	Information Services Group Inc.	11,646	62
*	Atlanticus Holdings Corp.	2,016	58
	Karat Packaging Inc.	4,145	57
*	Atlas Technical Consultants Inc.	10,100	55
	Greif Inc. Class B	723	54
*	Donnelley Financial Solutions Inc.	1,316	50
	Primoris Services Corp.	2,141	46
*	First Advantage Corp.	3,438	46
*	Cepton Inc.	29,158	40
*	American Woodmark Corp.	673	36
*	Radiant Logistics Inc.	6,738	36
*	Berkshire Grey Inc.	34,985	33
*	FARO Technologies Inc.	1,019	31
*	Xos Inc.	39,234	25
*	CompoSecure Inc.	4,858	24
*	Lightning eMotors Inc.	29,507	20
*,1	AEye Inc.	18,915	17
	Miller Industries Inc.	593	16
*	Willdan Group Inc.	837	15
*	Momentus Inc.	13,935	15
*	Markforged Holding Corp.	11,702	13
*	Redwire Corp.	2,519	5
*	Moneylion Inc.	7,134	5
			185,333
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (2.3%)
	Phillips Edison & Co. Inc.	89,451	2,883
	Innovative Industrial Properties Inc.	21,296	2,581
	Outfront Media Inc.	112,657	2,061
	DigitalBridge Group Inc.	110,752	1,598
	Tanger Factory Outlet Centers Inc.	77,810	1,513
*	Cushman & Wakefield plc	121,124	1,383
	St. Joe Co.	26,526	1,019
	NexPoint Residential Trust Inc.	16,238	781
	Marcus & Millichap Inc.	19,730	735
	eXp World Holdings Inc.	53,181	695
*	Compass Inc. Class A	208,704	624
	UMH Properties Inc.	30,845	543
	Gladstone Commercial Corp.	27,227	517
	Universal Health Realty Income Trust	9,758	512
*	Redfin Corp.	80,517	432
	Alexander's Inc.	1,640	401
	Community Healthcare Trust Inc.	10,731	378
	Saul Centers Inc.	8,087	349
	Safehold Inc.	10,271	303
	Corporate Office Properties Trust	10,029	279
	Gladstone Land Corp.	13,423	276
	PotlatchDeltic Corp.	5,609	268
	Essential Properties Realty Trust Inc.	9,869	229

		Shares	Market Value ($000)
	RMR Group Inc. Class A	7,443	215
	Four Corners Property Trust Inc.	5,644	153
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,573	148
	Postal Realty Trust Inc. Class A	7,558	117
	CareTrust REIT Inc.	5,663	112
	Newmark Group Inc. Class A	7,586	64
	Clipper Realty Inc.	7,483	57
*	Forestar Group Inc.	3,638	54
*	Offerpad Solutions Inc.	51,302	37
	Bluerock Homes Trust Inc.	977	24
	Douglas Elliman Inc.	4,083	17
	Hersha Hospitality Trust Class A	1,261	12
	Industrial Logistics Properties Trust	2,485	10
			21,380
Technology (16.0%)
*	Novanta Inc.	27,160	4,284
*	SPS Commerce Inc.	27,730	3,945
*	Silicon Laboratories Inc.	25,966	3,776
*	Fabrinet	28,241	3,768
*	Qualys Inc.	29,466	3,634
	Power Integrations Inc.	43,317	3,486
*	Synaptics Inc.	30,391	3,221
*	Tenable Holdings Inc.	84,163	3,213
*	Super Micro Computer Inc.	34,749	3,135
*	Onto Innovation Inc.	37,890	3,029
*	Workiva Inc. Class A	36,570	2,946
*	Box Inc. Class A	106,884	2,934
*	Blackline Inc.	42,332	2,865
*	Rambus Inc.	70,391	2,702
	Advanced Energy Industries Inc.	28,743	2,663
*	MACOM Technology Solutions Holdings Inc. Class H	38,608	2,652
*	Envestnet Inc.	42,043	2,481
*	Diodes Inc.	24,769	2,284
*	CommVault Systems Inc.	34,059	2,248
*	Insight Enterprises Inc.	20,244	2,104
	Kulicke & Soffa Industries Inc.	43,667	2,094
*	Sprout Social Inc. Class A	35,240	2,090
*	Ambarella Inc.	28,065	2,082
*	MaxLinear Inc.	55,654	2,037
*	Axcelis Technologies Inc.	25,010	1,997
*	Blackbaud Inc.	33,641	1,994
*	Plexus Corp.	17,943	1,978
*	Altair Engineering Inc. Class A	39,974	1,962
*	Impinj Inc.	14,606	1,863
*	Perficient Inc.	26,209	1,862
*	Alarm.com Holdings Inc.	36,813	1,837
	Progress Software Corp.	33,489	1,786
*	Varonis Systems Inc. Class B	83,844	1,781
*	Verint Systems Inc.	44,311	1,743
*	Appfolio Inc. Class A	14,599	1,666
*	Yelp Inc. Class A	52,818	1,635
*	DigitalOcean Holdings Inc.	53,604	1,599
*	Rogers Corp.	14,332	1,563
	CSG Systems International Inc.	24,225	1,498
	Clear Secure Inc. Class A	47,785	1,485
*	Semtech Corp.	48,255	1,483
*	PagerDuty Inc.	64,818	1,442
*	KnowBe4 Inc. Class A	55,827	1,378

		Shares	Market Value ($000)
*	FormFactor Inc.	59,164	1,365
*	Digital Turbine Inc.	71,522	1,306
*	Sitime Corp.	12,348	1,302
*	Rapid7 Inc.	44,232	1,300
*	Appian Corp. Class A	30,505	1,160
*	Q2 Holdings Inc.	42,561	1,158
*	Upwork Inc.	91,356	1,119
*	Model N Inc.	27,949	1,087
*	Xometry Inc. Class A	25,727	1,086
*	Credo Technology Group Holding Ltd.	73,847	1,029
	CTS Corp.	24,149	1,026
*	Asana Inc. Class A	56,089	1,019
*	Cargurus Inc.	77,721	1,017
*	Agilysys Inc.	15,241	1,012
	Shutterstock Inc.	18,495	995
*	Everbridge Inc.	30,158	984
*	TechTarget Inc.	20,875	953
*,1	MicroStrategy Inc. Class A	4,238	839
*	Momentive Global Inc.	99,386	788
*	ePlus Inc.	15,729	781
	A10 Networks Inc.	39,782	744
*	Schrodinger Inc.	41,130	740
*	Zuora Inc. Class A	96,063	738
*	PDF Solutions Inc.	22,656	711
*	Zeta Global Holdings Corp. Class A	83,058	696
*	Duck Creek Technologies Inc.	58,878	659
*	SMART Global Holdings Inc.	37,872	640
*	indie Semiconductor Inc.	77,821	639
*	LivePerson Inc.	53,401	627
*	Photronics Inc.	33,227	625
*	Ziff Davis Inc.	6,653	614
*	Veeco Instruments Inc.	30,756	611
*	Amplitude Inc. Class A	42,601	610
*	Planet Labs PBC	103,145	558
*	N-Able Inc.	45,308	509
*	Avid Technology Inc.	17,204	483
	Simulations Plus Inc.	11,878	482
*	PROS Holdings Inc.	20,079	478
*	CEVA Inc.	17,393	473
*	Grid Dynamics Holdings Inc.	36,829	469
*	Vimeo Inc.	109,009	467
*	Yext Inc.	87,433	466
*	PubMatic Inc. Class A	29,475	462
*	AvePoint Inc.	97,676	461
*	Alpha & Omega Semiconductor Ltd.	13,066	458
*	EngageSmart Inc.	26,659	452
	Amkor Technology Inc.	15,894	445
*	Sumo Logic Inc.	56,423	429
	Hackett Group Inc.	18,387	425
*	BigCommerce Holdings Inc. Series 1	48,893	422
*	Ultra Clean Holdings Inc.	11,817	421
*,1	MicroVision Inc.	126,073	382
*	Matterport Inc.	121,413	382
*	Eventbrite Inc. Class A	51,830	378
*	ForgeRock Inc. Class A	16,850	366
*	Domo Inc. Class B	24,081	344
*	Alkami Technology Inc.	27,297	343
*	Consensus Cloud Solutions Inc.	5,796	329

		Shares	Market Value ($000)
	Sapiens International Corp. NV	16,737	326
*	Mitek Systems Inc.	30,056	307
	American Software Inc. Class A	19,899	295
*	Couchbase Inc.	20,399	277
*	UserTesting Inc.	35,787	266
*	MeridianLink Inc.	17,905	263
*	Intapp Inc.	10,868	251
*	NerdWallet Inc. Class A	19,339	246
*	Tucows Inc. Class A	7,531	231
*	Digimarc Corp.	10,170	227
*	SmartRent Inc.	91,675	223
*	Mediaalpha Inc. Class A	18,591	221
*	Enfusion Inc. Class A	19,814	189
*	PAR Technology Corp.	7,717	188
*	Telos Corp.	40,971	168
*	NextNav Inc.	50,177	165
*	Red Violet Inc.	7,212	164
*	Unisys Corp.	37,799	163
*	EverQuote Inc. Class A	14,779	160
*	Veritone Inc.	23,476	158
*	Rimini Street Inc.	36,830	155
*	Innovid Corp.	50,625	150
*	Benefitfocus Inc.	14,165	147
*	OneSpan Inc.	11,276	142
*	Identiv Inc.	16,698	139
*	Edgio Inc.	95,514	138
*,1	Atomera Inc.	15,451	132
*	C3.ai Inc. Class A	9,837	128
*	Squarespace Inc. Class A	5,852	120
*	Brightcove Inc.	21,088	117
*	Transphorm Inc.	18,168	104
*	Weave Communications Inc.	23,504	93
*	Arena Group Holdings Inc.	6,564	90
*	Diebold Nixdorf Inc.	41,320	89
*	SkyWater Technology Inc.	8,268	82
	Ebix Inc.	4,234	80
*	Bandwidth Inc. Class A	3,262	75
*	Vinco Ventures Inc.	98,482	66
*	Arteris Inc.	12,767	63
*	eGain Corp.	6,777	60
*	WM Technology Inc.	50,026	59
*	IonQ Inc.	11,150	58
*	Cyxtera Technologies Inc.	27,663	54
*	Adtheorent Holdings Co. Inc.	27,302	53
*	Nutex Health Inc.	29,485	46
*	ACM Research Inc. Class A	4,900	44
*	Viant Technology Inc. Class A	9,914	38
*	Vivid Seats Inc. Class A	4,562	36
*	IronNet Inc.	48,678	21
*	Wejo Group Ltd.	18,547	17
*	EverCommerce Inc.	2,369	16
*,1	Rockley Photonics Holdings Ltd.	76,974	16
*	Groupon Inc. Class A	1,560	13
*	Loyalty Ventures Inc.	5,606	13
*	Leafly Holdings Inc.	17,259	12
*	Beachbody Co. Inc.	12,603	9
*	Aeva Technologies Inc.	4,130	7
*	Terawulf Inc.	5,533	5

		Shares	Market Value ($000)
*	Core Scientific Inc.	17,985	2
*	Cryptyde Inc.	7,596	2
*	Applied Digital Corp.	1,275	2
*	Cipher Mining Inc.	72	—
			150,270
Telecommunications (2.4%)
*	Iridium Communications Inc.	97,466	5,175
*	Calix Inc.	34,223	2,440
*	Extreme Networks Inc.	96,839	2,031
*	Viavi Solutions Inc.	174,113	1,973
*	CommScope Holding Co. Inc.	157,366	1,397
*	Clearfield Inc.	8,811	1,160
*	Harmonic Inc.	70,788	1,086
	Cogent Communications Holdings Inc.	17,901	1,039
	Adtran Holdings Inc.	48,528	984
*	Infinera Corp.	144,693	977
*	Globalstar Inc.	437,908	832
*,1	Lightwave Logic Inc.	86,306	684
	InterDigital Inc.	8,373	420
*	8x8 Inc.	92,161	394
*	Digi International Inc.	8,883	377
*	Ooma Inc.	18,004	284
*	WideOpenWest Inc.	23,611	245
*	IDT Corp. Class B	8,047	225
*	Charge Enterprises Inc.	100,773	214
*	Cambium Networks Corp.	8,631	184
*	DZS Inc.	13,549	160
*	Akoustis Technologies Inc.	36,628	139
*	Anterix Inc.	3,951	134
*	Casa Systems Inc.	26,938	74
*	Gogo Inc.	3,073	48
*	Consolidated Communications Holdings Inc.	5,084	24
*	Inseego Corp.	13,972	18
*	Starry Group Holdings Inc.	16,017	3
			22,721
Utilities (2.5%)
*	Evoqua Water Technologies Corp.	89,872	3,908
	Brookfield Infrastructure Corp. Class A (XTSE)	74,931	3,513
*	Casella Waste Systems Inc. Class A	38,214	3,290
	Clearway Energy Inc. Class C	62,609	2,219
	Ormat Technologies Inc. (XNYS)	21,005	1,899
	American States Water Co.	13,375	1,311
	Middlesex Water Co.	13,236	1,237
	Chesapeake Utilities Corp.	7,443	891
	Clearway Energy Inc. Class A	26,642	877
	MGE Energy Inc.	11,864	854
	California Water Service Group	10,934	710
	York Water Co.	10,824	495
*	Archaea Energy Inc. Class A	14,830	385
	Southwest Gas Holdings Inc.	4,608	315
*,1	Vertex Energy Inc.	36,231	300
	New Jersey Resources Corp.	5,926	295
	Aris Water Solution Inc. Class A	16,618	263
*,1	Li-Cycle Holdings Corp.	39,512	252
	Artesian Resources Corp. Class A	4,085	223
*	Pure Cycle Corp.	14,611	155
	Global Water Resources Inc.	10,787	138

		Shares	Market Value ($000)
*	Altus Power Inc.	10,352	74
	Via Renewables Inc. Class A	7,874	51
			23,655
Total Common Stocks (Cost $858,418)			935,449
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 3.877% (Cost $8,962)	89,661	8,965
Total Investments (100.8%) (Cost $867,380)			944,414
Other Assets and Liabilities—Net (-0.8%)			(7,577)
Net Assets (100%)			936,837
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,936,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,547,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	14	1,321	27
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	935,429	—	20	935,449
Temporary Cash Investments	8,965	—	—	8,965
Total	944,394	—	20	944,414
Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.